Common Stock - Narratives (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 item Vote $ / shares shares	Sep. 11, 2024 $ / shares	Dec. 31, 2022 $ / shares shares
Private Placement
Common Stock, par value (in dollars per share) | $ / shares				$ 0.0001
Class A Common Stock
Private Placement
Authorized capital stock (in shares)	200,000,000	200,000,000	200,000,000		200,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Class B Common Stock
Private Placement
Authorized capital stock (in shares)	20,000,000	20,000,000	20,000,000		20,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Private Placement
Authorized capital stock (in shares)	85,000,000	85,000,000	85,000,000		85,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	639,909	805,530
Angel Studios, Inc. CIK: 0001671941 | Class A Common Stock
Private Placement
Authorized capital stock (in shares)	27,500,000	27,500,000	27,500,000
Number of votes for each share outstanding | Vote			5
Number of board member elected by stockholders | item			1
Number of shares on voluntary conversion to Class C Common Stock			1
Number of shares on automatic conversion to Class C Common Stock			1
Angel Studios, Inc. CIK: 0001671941 | Class B Common Stock
Private Placement
Authorized capital stock (in shares)	4,000,000	4,000,000	4,000,000
Number of votes for each share outstanding | Vote			55
Number of board member elected by stockholders | item			1
Number of shares on voluntary conversion to Class C Common Stock			1
Number of shares on automatic conversion to Class C Common Stock			1
Angel Studios, Inc. CIK: 0001671941 | Class C
Private Placement
Authorized capital stock (in shares)	38,000,000	38,000,000	38,000,000
Number of votes for each share outstanding | Vote			1
Number of board member elected by stockholders | item			2
Requisite percentage of outstanding shares to gain ability to elect (in percentage)			5.00%
Percentage of shares held by class of stock on outstanding shares (in percentage)			3.00%
Angel Studios, Inc. CIK: 0001671941 | Class F
Private Placement
Authorized capital stock (in shares)	15,500,000	15,500,000	15,500,000
Number of votes for each share outstanding | Vote			5
Number of board member elected by stockholders | item			1
Number of shares on voluntary conversion to Class C Common Stock			1
Number of shares on automatic conversion to Class C Common Stock			1